Marketable securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable securities

Note 5: Marketable securities

As of December 31, 2021, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$47,325	$2	$(237)	$47,090
Corporate bonds	390,261	33	(1,710)	388,584
Total	$437,586	$35	$(1,947)	$435,674

As of December 31, 2020, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$54,580	$37	$(15)	$54,602
Corporate bonds	302,623	320	(125)	302,818
Total	$357,203	$357	$(140)	$357,420

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2021:

	Amortized Cost	Fair Value
Due within one year	$118,238	$118,150
Due after one year through two years	319,348	317,524
Total	$437,586	$435,674